INCOME AND MINING TAXES - Domestic Vs Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) before income and mining tax and other items
United States	$ (566)	$ 247	$ 631
Foreign	515	861	2,512
Income (loss) before income and mining tax and other items	$ (51)	$ 1,108	$ 3,143